UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Harbinger Capital Partners Master Fund I, Ltd.

Address:  c/o International Fund Services (Ireland) Limited
              Third Floor, Bishop's Square
              Redmond's Hill, Dublin 2, Ireland


13F File Number: 028-11249

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

By: Harbinger Capital Partners Offshore Manager, L.L.C.
By: HMC Investors, L.L.C., Managing Member

By:     Joel B. Piassick
Title:  Executive Vice-President and General Counsel
Phone:  (205) 987-5596


Signature, Place and Date of Signing:


/s/ Joel B. Piassick              Birmingham, AL          February 17, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name



         -----------------------     --------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  30

Form 13F Information Table Value Total:  $2,291,999
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number    Name

1.   028-10751               HMC Investors, L.L.C.
2.   028-11250               Harbinger Capital Partners Offshore Manager, L.L.C.
---  -------------------     ---------------------------------------------------

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
                                                      FORM 13F INFORMATION TABLE





COLUMN 1                      COLUMN  2         COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6       COL 7       COLUMN 8

                              TITLE                         VALUE    SHRS OR    SH/ PUT/  INVESTMENT     OTHER   VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP       (X$1000) PRN AMT    PRN CALL  DISCRETION     MGRS  SOLE      SHARED NONE
--------------                --------          -----       -------- -------    --- ----  ----------     ----  ----      ------ ----
ALPHA NATURAL RESOURCES INC   COM               02076X102    12,534     296,667 SH        SHARED-DEFINED 1,2     296,667  0      0
ASHLAND INC NEW               COM               044209104     9,102     329,650 SH        SHARED-DEFINED 1,2     329,650  0      0
ATLAS AIR WORLDWIDE HLDGS IN  COM NEW           049164205   138,185   7,311,376 SH        SHARED-DEFINED 1,2   7,311,376  0      0
AUGUSTA RES CORP              COM NEW           050912203     4,733  10,643,076 SH        SHARED-DEFINED 1,2  10,643,076  0      0
CABLEVISION SYS CORP          CL A NY CABLVS    12686C109   220,442  13,090,351 SH        SHARED-DEFINED 1,2  13,090,351  0      0
CALPINE CORP                  COM NEW           131347304   526,812  72,364,220 SH        SHARED-DEFINED 1,2  72,364,220  0      0
CLIFFS NATURAL RESOURCES INC  COM               18683K101   240,381   9,163,764 SH        SHARED-DEFINED 1,2   9,163,764  0      0
CONSOL ENERGY INC             COM               20854P109   225,782   7,900,000 SH        SHARED-DEFINED 1,2   7,900,000  0      0
CONSTELLATION ENERGY GROUP I  COM               210371100    48,469   1,693,523 SH        SHARED-DEFINED 1,2   1,693,523  0      0
ELECTRONIC ARTS INC           COM               285512109    76,158   4,748,000 SH        SHARED-DEFINED 1,2   4,748,000  0      0
GENERAL MOLY INC              COM               370373102     1,061     323,596 SH        SHARED-DEFINED 1,2     323,596  0      0
HUGHES COMMUNICATIONS INC     COM               444398101    21,524   1,350,337 SH        SHARED-DEFINED 1,2   1,350,337  0      0
ICO GLOBAL COMM HLDGS LTD DE  CL A              44930K108     5,667   5,014,950 SH        SHARED-DEFINED 1,2   5,014,950  0      0
LEAP WIRELESS INTL INC        COM NEW           521863308   182,852   6,800,000 SH        SHARED-DEFINED 1,2   6,800,000  0      0
MEDIA GEN INC                 CL A              584404107    10,324     895,371 SH        SHARED-DEFINED 1,2     895,371  0      0
MEDIVATION INC                COM               58501N101    18,082     802,205 SH        SHARED-DEFINED 1,2     802,205  0      0
MIRANT CORP NEW               COM               60467R100     9,487     595,573 SH        SHARED-DEFINED 1,2     595,573  0      0
NAVISTAR INTL CORP NEW        COM               63934E108   149,660   7,000,000 SH        SHARED-DEFINED 1,2   7,000,000  0      0
NEW YORK TIMES CO             CL A              650111107   209,187  28,538,434 SH        SHARED-DEFINED 1,2  28,538,434  0      0
OWENS CORNING NEW             *W EXP 10/30/201  690742127       903     475,000 SH        SHARED-DEFINED 1,2     475,000  0      0
RTI INTL METALS INC           COM               74973W107     5,130     330,954 SH        SHARED-DEFINED 1,2     330,954  0      0
SERACARE LIFE SCIENCES INC D  COM               81747T104     4,735   3,670,843 SH        SHARED-DEFINED 1,2   3,670,843  0      0
SOLUTIA INC                   COM NEW           834376501    96,053  21,345,085 SH        SHARED-DEFINED 1,2  21,345,085  0      0
SOUTHERN UN CO NEW            COM               844030106       894      47,461 SH        SHARED-DEFINED 1,2      47,461  0      0
SPECTRUM BRANDS INC           COM               84762L105       656     437,500 SH        SHARED-DEFINED 1,2     437,500  0      0
TERRESTAR CORP                COMMON STOCK      881451108    11,636  26,954,794 SH        SHARED-DEFINED 1,2  26,954,794  0      0
PROSHARES TR                  PSHS ULTSHT FINL  74347R628    12,876     125,000 SH        SHARED-DEFINED 1,2     125,000  0      0
UNITED STATES OIL FUND LP     UNITS             91232N108    36,410   1,100,000 SH  PUT   SHARED-DEFINED 1,2   1,100,000  0      0
WILLIAMS SONOMA INC           COM               969904101    12,264   1,560,274 SH        SHARED-DEFINED 1,2   1,560,274  0      0


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